Cash and Deposits with Banks (Tables)	12 Months Ended
Mar. 31, 2026
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Summary of Cash and Deposits with Banks
Cash and deposits with banks at March 31, 2026 and 2025 consisted of the following:

	At March 31,
	2026	2025

	(In millions)
Cash	¥738,248	¥915,155
Deposits with banks	73,623,887	75,754,246

Total cash and deposits with banks	¥74,362,135	¥76,669,401

Reconciliation of Cash and Cash Equivalents Used for the Purposes of the Consolidated Statement of Cash Flows
The reconciliation of cash and cash equivalents used for the purposes of the consolidated statements of cash flows at March 31, 2026, 2025 and 2024 is shown as follows:

	At March 31,
	2026	2025	2024

	(In millions)
Cash and deposits with banks	¥74,362,135	¥76,669,401	¥78,750,443
Less: term deposits with original maturities over three months	(1,044,197)	(816,486)	(663,985)
Less: cash segregated as deposits and others	(680,716)	(602,791)	(648,652)

Cash and cash equivalents	¥72,637,222	¥75,250,124	¥77,437,806